Investments In Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Schedule of non-controlling interests in subsidiaries - balance Sheet
As of December 31
2025	2024
$ millions	$ millions

Current assets	244	270
Non-current assets	420	365
Current liabilities	(122)	(96)
Non-current liabilities	(36)	(38)
Equity	(506)	(501)

Schedule of non-controlling interests in subsidiaries - profit and Loss
For the year ended December 31
2025	2024	2023
$ millions	$ millions	$ millions

Sales	692	579	546
Operating Income	145	152	105
Depreciation and amortization	39	37	33
Operating income before depreciation and amortization	183	189	138
Net Income	109	114	85
Total Comprehensive income	131	103	71